Schedule of employee benefits (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Employee Benefits
Current	$ 211,300	$ 214,465
Non-current	42,949	48,271
Total	254,249	262,736
Non-current	90,450	90,450
Total	$ 90,450	$ 90,450